Subsequent Events	3 Months Ended
Nov. 30, 2015
Notes
Subsequent Events

NOTE 14 – Subsequent Events

Management has reviewed and evaluated subsequent events and transactions occurring after the balance sheet date, November 30th, 2015, through the filing of this Quarterly Report on Form 10-Q on January 18, 2015 and determined that only the following additional subsequent event has occurred:

Conversion of Settlement Debt—

On December 7, 2015, the Company authorized 3,086,420 shares of common stock at $0.01146 per share to be issued in exchange for cancellation of $25,000 of the convertible loan.

On December 22, 2015, the Company authorized 2,181,501 shares of common stock at $0.01146 per share to be issued in exchange for cancellation of $25,000 of the convertible loan.

On January 13, 2016, the Company authorized 3,205,128 shares of common stock at $0.0078 per share to be issued in exchange for cancellation of $25,000 of the convertible loan.

As of January 18, 2016, the balance of the convertible note is $100,000.

Equity Purchase Agreement—

On December 7, 2015, the Company authorized 2,545,084 shares of common stock to be issued for $35,000 at $0.013752 per share pursuant to an Equity Purchase Agreement.